Cover	Dec. 14, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 14, 2022
Entity Registrant Name	SANDY SPRING BANCORP, INC.
Entity Incorporation State Country Code	MD
Entity File Number	000-19065
Entity Tax Identification Number	52-1532952
Entity Address Address Line1	17801 Georgia Avenue
Entity Address City Or Town	Olney
Entity Address State Or Province	MD
Entity Address Postal Zip Code	20832
City Area Code	301
Local Phone Number	774-6400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $1.00 per share
Trading Symbol	SASR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000824410
Current Fiscal Year End Date	--12-31